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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22572

MULTI-STRATEGY GROWTH & INCOME FUND

(Exact name of registrant as specified in charter)

80 Arkay Drive                                    Hauppauge, NY  11788

(Address of principal executive offices)                                (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:   February 28th

Date of reporting period:  July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

Registrant:	Multi-Strategy Growth & Income Fund
Investment Company Act file number:			811-22572
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(I) For/Against Management
ARC BDCA			6/6/2012	1. election of directors 2. to consider and act on such matters as may properly come before the annual meeting and any adjournment thereof	MGMT	Yes	For All	For
ARC Hlth Care			6/6/2012

1. elect five directors for one year terms expiring in 2013 and until their successors are duly elected and qualified 2. vote on certain amendments to the company charter 3. consider and act on such matters as may properly come before the annual meeting other than the matters set forth above

					MGMT	Yes	For All	For
Steadfast			8/8/2012

1. for the election of R. Emery, S. Barker, L. Dale, E. Neyland, and J. Shepherdson to serve as directors 2. Ratification of the appointment of Ernst & Young LLP to act as the company's independent registered public account firm

					MGMT	Yes	For All	For
Hines			8/23/2012	1. Elections of Directors 2. Approve the appointment of Deloitte & Touché LLP as independent registered public account firm	MGMT	Yes	For	For
ARC			2/26/2013	1. To approve the merger of the company w/ Tiger Acquistion LLC 2. to adjourn the special meeting to another time and place to solicit additional proxies in favor if necessary and appropriate	MGMT	Yes	For	For
Bank of Montreal	BMO		4/10/2013
Nustar GP Holdings, LLC	NSH		4/24/2013	1. To vote on election of directors 2. Ratify the appointment of KPMG LLP as NuStar GP Holdings, LLC independent registered accounting firm for 2013	MGMT	Yes	For	For
E.I. Du Pont De Nemours & Com	DD		4/24/2013

1. To vote on election of directors 2. ratification of independent registrered public accounting firm 3. Executive Comp 4. Vote on indep board chair 5. lobbing report 4. genetically engineered seed 7. executive comp report

					MGMT	Yes	For	For
Lockheed Martin Corp	LMT		4/25/2013

1. elect board of directors 2. ratify Ernst & Young as ind auditors 3. approve comp for exec 4. stockholders action by written consent 5. adopt a ploicy that requires board of chairman 6. rept copr lobbying expenditures

					MGMT	Yes	For	For
Bank of Hawaii	MOH		4/26/2013	1. vote election of directors 2. Say on Pay 3. Ratification of selection of an independent reg public acting firm	MGMT	Yes	For	For
AT&T Inc	T		4/26/2013

1. elect board of directors 2. ratify of inde auditors 3. approval of exec comp 4. approve stock purchase and deferral plan 5. political contributions rept 6. lead batteries rept 7. comp packages 8. inde board chairman

					MGMT	Yes	For	For
AGL Resources INC	GAS		4/30/2013

1. Vote election of directors 2. ratification of the PricewaterhouseCoopers LLC as our indep reg public acct firm 2013 3. approval of non-binding resolution on comp 4. vote on shareholder proposal regardig gender identity

					MGMT	Yes	For	For
Eli Lilly & Com	LLY		5/6/2013	1. Vote election of directors 2. ratification of Ernst & Young LLC as indep reg auditor 2013 3. comp for executive officers 4. reapprove material terms of performance goals for 2002 Lilly Stock Plan	MGMT	Yes	For	For
Senior Husing Prop Trust	SNH		5/9/2013	1. elect nominee into Board of trustees 2. elect another nominee into Board of Trustees 3. approve nonbinding executive comp 4. ratify Ernst & Young as indep reg public acct firm for Dec 2013	MGMT	Yes	For	For
Reynolds American INC	RAI		5/9/2013	1. election of directors 2. adv vote to approve the comp of named execut offices 3. rafity appt of KPMG LLP as independent auditors 4. vote against sharholder propsal on elimination of classified	MGMT	Yes	For	For
Waste Management	WM		5/10/2013

1. election of directors 2. ratify Ernst & Young as indep public accting 2013 3. approval of executive comp 4. stockholders proposal on aquity awards until retirement 5. stockholders proposal of political contributions 6. stockholders proposal on comp benchmarking cap

					MGMT	Yes	For	For
Hospitality Prop Turst	HPT		5/15/2013	1.election of nominee to Board of Trustees 2. approve nonbinding resolution on exec comp 3. ratify Ernst & Young as indep reg accting firm Dec 2013 4. shareholders properly presented 5. same	MGMT	Yes	For	For
NorthStar				1. election of directions 2. rafity appt. of Grant Thornton LLP as Comp independent reg public acct firm	MGMT	Yes	For	For
Diamond Offshore Drilling	DO		5/15/2013	1. election of directors 2. for ratify the appt of Deloitte & Touche LLP as independent auditors 3. to approve advisory basis exective comp	MGMT	Yes	For	For
PPL Corp	PPL		5/15/2013

1. election of directors 2. approve amendment to PPL copr to impelment majority vote on uncontested elections of directors 3. ratify of the appt of independent reg public acct firm 4. advisory vote to approve named exec officer comp 4. against shareown proposal

					MGMT	Yes	For	For
Intel Corp	INTC		5/16/2013

1. election of directors 2. ratify election of Rnst & Young LLP as reg public acct firm 3. advisory vote to approve exec comp 4. approval of amendment and extenstion of 2006 equity incentive plan 5. against shtockholder "exec to retain significant stock

					MGMT	Yes	For	For
Hasbro Inc	HAS		5/23/2013

1. election of directors 2. the adoption of approving comp on "Compensation Discussion & Analysis and Exec Comp" sections 3. approve amendments to restated 2003 stock incentive plan 4. ratify KPMG LLP as reg public acct firm 5. against shareholders supplier  sustainability reporting

					MGMT	Yes	For	For
Merck & Co Inc	MRK		5/28/2013

1. election of directors 2. ratify the Company's reg public acct firm 3. advisor to approve exec comp 4. against shareholder right to act by written consent 5. against shareholders special shareowner meeting 6. sagainst shareholder report on charitable and political contributions 7. against shareholder report on lobbying activities

					MGMT	Yes	For	For
Corporate Capital Trust

1. election of two directors 2. ratify of Deloitte & Touche LLP as reg public acct firm 3. approval of suitability standards Proposed Ammendments to the charter of the Comp 4. aproval of the approval process proposed amendment to the charter of the Comp

					MGMT	Yes	For	For
Markwest Energy Partners	MWE		5/29/2013	1. election of recommended directors 2. ratification of Deloitte & touche LLP	MGMT	n/a	For All	For
Buckeye Partners	BPL		6/4/2013	1. election of recommended directors 2. approval of the Buckeye Partners long term incentive plan 3. rafification of the Deloitte & Touche LLP	MGMT	Yes	For All	For
American Realty Cap	ARCP		6/4/2013	1. election of recommend directors 2. ratify the appointment of Grant Thornton LLP	MGMT	Yes	For All	For
United Development Funding			6/26/2013	1. election of five trustees for 2014 year 2. ratify the election of Whitley Penn LLP	MGMT		For All	For
Carey WaterMark			6/27/2013	1. election of recommended directors	MGMT	Yes	For All	For
CV Mission Critical REIT			6/29/2013	1. election of recommended directors	MGMT	Yes	For All	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

MULTI-STRATEGY GROWTH & INCOME FUND

By (Signature and Title)*     /s/Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date:  August 7, 2013

* Print the name and title of each signing officer under his or her signature.